Subsequent Events (Details) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 27, 2023	Jun. 30, 2023	Dec. 31, 2022	Mar. 14, 2022	Apr. 29, 2021
Subsequent Events (Details) [Line Items]
Offering price (in Dollars per share)	$ 4	$ 4
Aggregate gross proceeds (in Dollars per share)	5				$ 5.12
Second loan and securities agreement, description			In addition, the Company granted the underwriters (i) 97,500 warrants which shall be exercisable into Ordinary Shares of the Company at an exercise price of $5.00 per Ordinary Share over a period of 5-years commencing August 26, 2023 and (ii) a 45-day option to purchase up to an additional 292,500 ordinary shares at the public offering price less discounts, to cover over-allotments.
Minimum [Member]
Subsequent Events (Details) [Line Items]
Aggregate gross proceeds (in Dollars per share)		4
Maximum [Member]
Subsequent Events (Details) [Line Items]
Aggregate gross proceeds (in Dollars per share)		$ 5.12
IPO [Member]
Subsequent Events (Details) [Line Items]
Offering price (in Dollars per share)			$ 4,000
IPO [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Authorized shares				22,000,000
IPO [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Authorized shares				222,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Offering price (in Dollars per share)	4
Aggregate gross proceeds (in Dollars per share)	$ 7,800,000
Subsequent Event [Member] | Series C Convertible Preferred Shares [Member] | 2022 Loan Agreement [Member]
Subsequent Events (Details) [Line Items]
Initial public offering	1,950,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred shares	1
Forecast [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Convertible preferred shares	2
Conversion shares	7,211,280